Shareholders' Deficit (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	11 Months Ended
	May 03, 2021	May 03, 2021	May 31, 2021	Mar. 31, 2022	Dec. 31, 2021	May 12, 2021	Feb. 01, 2021
Shareholders' Deficit (Details) [Line Items]
Preference shares, authorized				1,000,000	1,000,000
Converted basis of stock percentage				20.00%	20.00%
Warrants issued	2,000,000	2,000,000			224,780
Additional issued warrant						244,493
Warrant expire term				5 years	5 years
Warrants for redemption, description				• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, closing price of the Class A ordinary shares equals or exceeds $16.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company send the notice of redemption to the warrant holders.	• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, closing price of the Class A ordinary shares equals or exceeds $16.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company send the notice of redemption to the warrant holders.
Fair value of warrants (in Dollars)				$ 1.3	$ 1.3
Fair value of warrant per unit (in Dollars per share)				$ 0.58	$ 0.58
Initial Public Offering [Member]
Shareholders' Deficit (Details) [Line Items]
Number of units sold	4,488,986		4,488,986
Number of shares issued				2,244,493	2,244,493
Price per share (in Dollars per share)	$ 10	$ 10			$ 10
Private Placement [Member]
Shareholders' Deficit (Details) [Line Items]
Warrants issued				215,000	215,000
Price per share (in Dollars per share)				$ 10	$ 10
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Common stock, shares authorized				200,000,000	200,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Converted shares		850,000
Number of units sold				4,488,986	4,488,986
Common stock, shares issued				1,074,780	1,074,780
Common stock, shares outstanding				1,074,780	1,074,780
Subject to possible redemption				4,488,986	4,488,986
Price per share (in Dollars per share)				$ 11.5	$ 11.5
Class A Ordinary Shares [Member] | Private Placement [Member]
Shareholders' Deficit (Details) [Line Items]
Number of shares issued	224,780		224,780
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Common stock, shares authorized				20,000,000	20,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Converted shares		850,000
Common stock, shares issued				272,247	272,247		1,150,000
Common stock, shares outstanding				272,247	272,247		1,150,000
Founder Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Converted shares				850,000	850,000
Founder Shares [Member] | Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Shares forfeited					27,753	27,753
Sponsor [Member] | Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Converted shares	850,000	850,000
Sponsor [Member] | Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Converted shares	850,000	850,000
Common stock, shares issued							1,150,000
Common stock, shares outstanding							1,150,000
Sponsor [Member] | Founder Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Number of shares transferred	60,000	60,000